Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000029067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Without Sales Load [Member] | C000029067
Average Annual Return [Line Items]
Average Annual Return, Percent		7.52%	4.40%	3.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.14%	(0.68%)	1.80%